ACCRUED WARRANTY COSTS	12 Months Ended
Dec. 31, 2016
ACCRUED WARRANTY COSTS
ACCRUED WARRANTY COSTS

17. ACCRUED WARRANTY COSTS

        The Company's warranty activity is summarized below:

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Beginning balance	40,605	54,644	65,193
Warranty provision	18,570	15,876	9,817
Warranty costs incurred	(2,996)	(3,872)	(13,663)
Foreign exchange effect	(1,535)	(1,455)	(208)

Ending balance	54,644	65,193	61,139